Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization
Note 1 - Organization

Note 1 - Organization

Midwest Energy Emissions Corp.

Midwest Energy Emissions Corp. (the “Company”) is organized under the laws of the State of Delaware with 150,000,000 authorized shares of common stock, par value $0.001 per share and 2,000,000 authorized shares of preferred stock, par value $0.001 per share.

MES, Inc.

MES, Inc. is incorporated in the State of North Dakota. MES, Inc. is a wholly owned subsidiary of Midwest Energy Emissions Corp. and is engaged in the business of developing and commercializing state of the art control technologies relating to the capture and control of mercury emissions from coal fired boilers in the United States and Canada.

Note 1 - Organization

Midwest Energy Emissions Corp.

Midwest Energy Emissions Corp. (the “Company”) is organized under the laws of the State of Delaware with 150,000,000 authorized shares of common stock, par value $.001 per share and 2,000,000 authorized shares of preferred stock, par value $0.001 per share.

MES, Inc.

MES, Inc. is incorporated in the State of North Dakota. MES, Inc. is a wholly owned subsidiary of Midwest Energy Emissions Corp. and is engaged in the business of developing and commercializing state of the art control technologies relating to the capture and control of mercury emissions from coal fired boilers in the United States and Canada.